Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Goodwill (Tables) [Line Items]
Schedule changes in carrying value of goodwill
Carrying Value
Balance at December 31, 2020	$6,610,557
Goodwill acquired during the period	—
Balance at September 30, 2021	$6,610,557

Carrying Value
Balance at December 31, 2018	$6,265,255
Goodwill acquired during the period	42,185
Balance at December 31, 2019	$6,307,440
Goodwill acquired during the period	303,117
Balance at December 31, 2020	$6,610,557